Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 1,669	£ 5,971	£ 2,836	£ 10,057
Foreign exchange risk [member] | United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	212	2,244	2,588
Foreign exchange risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,457	3,727	248
Foreign exchange risk [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash and cash equivalents